Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands	Sep. 14, 2026 USD ($) shares Employee BoardMember	Aug. 14, 2026 shares	Aug. 07, 2026 USD ($) $ / shares shares	Mar. 30, 2026
Convertible Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of conversion price				80.00%
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options grant | shares	52,000
Number of Board members | BoardMember	6
Number of employees | Employee	17
Share based award vesting percetange after six months	50.00%
Share based award vesting percetange after twelve months	50.00%
Subsequent Events [Member] | Chief Executive Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual base salaries	$ 200
Maximum performance bonuses, only if capital-raising, market capitalization and operational milestones are met	$ 400
Stock options grant | shares	6,000
Subsequent Events [Member] | Chief Operating Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual base salaries	$ 200
Maximum performance bonuses, only if capital-raising, market capitalization and operational milestones are met	$ 400
Stock options grant | shares	6,000
Subsequent Events [Member] | Chief Financial Officer [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual base salaries	$ 200
Maximum performance bonuses, only if capital-raising, market capitalization and operational milestones are met	$ 400
Stock options grant | shares	6,000
Subsequent Events [Member] | Board Members [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options grant | shares	12,000
Subsequent Events [Member] | Employees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock options grant | shares	40,000
Subsequent Events [Member] | Definitive Subscription Agreements [Member]
Disclosure of non-adjusting events after reporting period [line items]
Issue of equity			$ 10,000
Subsequent Events [Member] | Definitive Subscription Agreements [Member] | Convertible Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion of debt, principal amount converted			$ 2,000
Conversion price per share | $ / shares			$ 12.00
Percentage of conversion price			80.00%
Subsequent Events [Member] | Definitive Subscription Agreements [Member] | Class A Ordinary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in number of shares issued | shares		700,001	533,334
Purchase price per share | $ / shares			$ 15.00
Gross proceeds from issuance of shares			$ 8,000
Subsequent Events [Member] | Definitive Subscription Agreements [Member] | Class A Ordinary Shares [Member] | Convertible Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued upon conversion of convertible debt | shares			166,667